Hedge accounting (Narrative) (Detail) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Fair Value Hedges [Member] | Interest Rate Risk [Member]
Disclosure Of Detailed Information About Hedging Instruments [Line Items]
Hedging Instrument, Assets	SFr 47	SFr 152
Hedging Instrument, Liabilities	2	1
Fair Value Hedges [Member] | Portfolio Interest Rate Risk [Member]
Disclosure Of Detailed Information About Hedging Instruments [Line Items]
Hedging Instrument, Liabilities	32	44
Cash Flow Hedges [Member]
Disclosure Of Detailed Information About Hedging Instruments [Line Items]
Hedging Instrument, Assets	30	68
Hedging Instrument, Liabilities	2	5
Gain (loss) on hedge ineffectiveness recognised in Net trading income	SFr 8	11	SFr 150
Maximum maturity of aggregate principal balances and interest cash flows that are hedged with interest rate swaps	11 years
Hedges Of Net Investment In Foreign Operations [Member]
Disclosure Of Detailed Information About Hedging Instruments [Line Items]
Hedging Instrument, Assets	SFr 78	122
Hedging Instrument, Liabilities	130	79
Hedged structural exposures in several currencies	8,200	7,500
Hedges Of Net Investment In Foreign Operations [Member] | Derivatives [Member]
Disclosure Of Detailed Information About Hedging Instruments [Line Items]
Notional Amount	13,000	12,500
Hedges Of Net Investment In Foreign Operations [Member] | Currency Swap Contract USD vs CHF [Member]
Disclosure Of Detailed Information About Hedging Instruments [Line Items]
Notional Amount	8,100
Hedges Of Net Investment In Foreign Operations [Member] | Currency Swap Contract Non USD vs USD [Member]
Disclosure Of Detailed Information About Hedging Instruments [Line Items]
Notional Amount	5,000
Hedges Of Net Investment In Foreign Operations [Member] | Non Derivatives Financial Assets [Member]
Disclosure Of Detailed Information About Hedging Instruments [Line Items]
Notional Amount	1,400	1,500
Hedges Of Net Investment In Foreign Operations [Member] | Non Derivatives Financial Liabilities [Member]
Disclosure Of Detailed Information About Hedging Instruments [Line Items]
Notional Amount	1,400	1,500
UBS AG | Fair Value Hedges [Member] | Interest Rate Risk [Member]
Disclosure Of Detailed Information About Hedging Instruments [Line Items]
Hedging Instrument, Assets	47	152
Hedging Instrument, Liabilities	2	1
UBS AG | Fair Value Hedges [Member] | Portfolio Interest Rate Risk [Member]
Disclosure Of Detailed Information About Hedging Instruments [Line Items]
Hedging Instrument, Liabilities	32	44
UBS AG | Cash Flow Hedges [Member]
Disclosure Of Detailed Information About Hedging Instruments [Line Items]
Hedging Instrument, Assets	30	68
Hedging Instrument, Liabilities	2	5
Gain (loss) on hedge ineffectiveness recognised in Net trading income	SFr 8	11	SFr 150
Maximum maturity of aggregate principal balances and interest cash flows that are hedged with interest rate swaps	11 years
UBS AG | Hedges Of Net Investment In Foreign Operations [Member]
Disclosure Of Detailed Information About Hedging Instruments [Line Items]
Hedging Instrument, Assets	SFr 78	122
Hedging Instrument, Liabilities	130	79
Hedged structural exposures in several currencies	8,200	7,500
UBS AG | Hedges Of Net Investment In Foreign Operations [Member] | Derivatives [Member]
Disclosure Of Detailed Information About Hedging Instruments [Line Items]
Notional Amount	13,000	12,500
UBS AG | Hedges Of Net Investment In Foreign Operations [Member] | Currency Swap Contract USD vs CHF [Member]
Disclosure Of Detailed Information About Hedging Instruments [Line Items]
Notional Amount	8,100
UBS AG | Hedges Of Net Investment In Foreign Operations [Member] | Currency Swap Contract Non USD vs USD [Member]
Disclosure Of Detailed Information About Hedging Instruments [Line Items]
Notional Amount	5,000
UBS AG | Hedges Of Net Investment In Foreign Operations [Member] | Non Derivatives Financial Assets [Member]
Disclosure Of Detailed Information About Hedging Instruments [Line Items]
Notional Amount	1,400	1,500
UBS AG | Hedges Of Net Investment In Foreign Operations [Member] | Non Derivatives Financial Liabilities [Member]
Disclosure Of Detailed Information About Hedging Instruments [Line Items]
Gain (loss) on hedge ineffectiveness recognised in Net trading income	4
Notional Amount	SFr 1,400	SFr 1,500